Federated International Bond Fund
A Portfolio of Federated International Series, Inc.
CLASS A SHARES (TICKER FTIIX)
CLASS B SHARES (TICKER FTBBX)
CLASS C SHARES (TICKER FTIBX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016
The Board of Directors of Federated International Bond Fund (the “Fund”) approved the repositioning of the Fund's investment strategy to provide the Fund additional flexibility to invest in global fixed-income opportunities. As part of this repositioning, effective December 16, 2016, the name of the Fund will change to “Federated Global Total Return Bond Fund.”
The related changes to the Fund's investment strategy are summarized below:
■	Change of the Fund's broad-based securities market index (i.e., its benchmark) from the JPMorgan Global (ex-U.S.) Government Index to the Bloomberg Barclays Global Aggregate Index;
■	Change the Fund's average duration from being within +/- 30% of its benchmark to having no set duration parameters;
■	Allow the Fund to hedge its foreign currency exposure up to 100% in U.S. dollars, whereas the Fund currently invests in an unhedged portfolio;
■	Increase the Fund's ability to invest in U.S. securities (including, but not limited to, U.S. Treasuries, U.S. Agency securities, mortgage- and asset-backed securities, investment and noninvestment-grade corporate bonds and bank loans); and
■	Increase the Fund's ability to invest in emerging market fixed-income securities and noninvestment-grade fixed-income securities from 10% to 25% of the Fund's total assets.
Subject to review by the Securities and Exchange Commission, shareholders will receive a revised prospectus which describes these investment strategy changes in detail and reflects the Fund's name change on or about December 16, 2016.
In addition, effective as of December 16, 2016, the Fund will offer Institutional Shares.
November 14, 2016

Federated International Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453403 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.